Risk Management - Liquidity and interest risk tables - Non-derivative Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade and other receivables	$ 837,828	$ 616,308	$ 645,822
Cash and cash equivalent, restricted cash, short-term investments, and financial assets at amortized cost	3,991,313	2,624,094	2,502,221
Financial assets at fair value through profit or loss	97,277
Available for sale financial assets		24,844	21,966
Non-derivative financial assets	4,926,418	3,265,246	3,170,009
Less than 3 months
Disclosure of financial assets [line items]
Trade and other receivables	$ 837,828	$ 616,308	$ 645,822
Cash and cash equivalent, restricted cash, short-term investments, and financial assets at amortized cost weighted average effective interest rate (as a percent)	2.29%	1.25%	1.19%
Cash and cash equivalent, restricted cash, short-term investments, and financial assets at amortized cost	$ 2,698,067	$ 2,231,089	$ 2,000,717
Financial assets at fair value through profit or loss	41,805
Non-derivative financial assets	3,577,700	2,847,397	2,646,539
3 months to 1 year
Disclosure of financial assets [line items]
Cash and cash equivalent, restricted cash, short-term investments, and financial assets at amortized cost	1,293,246	276,723	480,379
Non-derivative financial assets	1,293,246	276,723	480,379
1 year to 5 years
Disclosure of financial assets [line items]
Cash and cash equivalent, restricted cash, short-term investments, and financial assets at amortized cost		116,282	21,125
Non-derivative financial assets		116,282	21,125
Over 5 years
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	55,472
Available for sale financial assets		24,844	21,966
Non-derivative financial assets	$ 55,472	$ 24,844	$ 21,966